Fees and Expenses - abrdn Ultra Short Municipal Income Fund	Oct. 20, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Other expenses have been restated to reflect current expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A1 Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	0.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	0.25% (1)	None
Small Account Fee (2)	$20	$20	$20

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (3)	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses (4)	0.28%	0.18%	0.26%
Total Annual Fund Operating Expenses	0.83%	0.73%	0.56%
Less: Amount of Fee Limitations/Expense Reimbursements (5)	0.13%	0.03%	0.11%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.70%	0.70%	0.45%

(1) Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2) Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

(3) Management fees have been restated to reflect current fees as a result of a reduction in the Fund’s contractual management fee rate effective October 17, 2025.

(4) Other expenses have been restated to reflect current expenses.

(5) abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for Class A shares, 0.70% for Class A1 shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2026. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Expenses Deferred Charges [Text Block]	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	$80	$260	$456	$1,021
CLASS A1 SHARES	$123	$281	$453	$951
INSTITUTIONAL CLASS SHARES	$53	$175	$309	$698